Debt - Additional information (Details) $ in Millions					3 Months Ended
	Dec. 17, 2020 USD ($) subsidiary	Jul. 17, 2020	Dec. 11, 2019 USD ($) subsidiary	Sep. 12, 2014 USD ($) subsidiary	Mar. 31, 2021 item	Mar. 31, 2021 facility	Mar. 31, 2021	Mar. 31, 2021 USD ($)	Oct. 24, 2017 USD ($)
Number of loan facilities					6	5
Number of vessels with loans | item					13
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.25%
Required minimum cash and cash equivalents								$ 19.7
Minimum Net Worth Required								$ 150.0
Minimum [Member]
Required Minimum Solvency Covenant					30.00%
Cash and Cash Equivalent Percentage							5.00%
Fair market Value Percentage					130.00%
NIBC Bank Facility [Member]
Number of subsidiaries | subsidiary				1
Line of Credit Facility, Maximum Borrowing Capacity				$ 13.5
Debt Instrument, Basis Spread on Variable Rate				2.90%
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 2.90%
Nordea SEB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			8
Line of Credit Facility, Maximum Borrowing Capacity			$ 100.0
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument Maturity Period			December 2024
Nordea SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 40.0
Number of days to provide notice for draw down or repayment of debt			5 days
ABN CACIB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			4
Line of Credit Facility, Maximum Borrowing Capacity			$ 61.5
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument Maturity Period			December 2024
ABN CACIB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity									$ 15.0
Debt Instrument, Basis Spread on Variable Rate		3.90%
Debt Instrument, Description of Variable Rate Basis		July 2022
Renewal term		2 years
Extension term		2 years
ABN AMRO Revolving Facility | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.9%
IYO Bank Facility
Number of subsidiaries | subsidiary	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 10.0
Debt Instrument, Basis Spread on Variable Rate	2.25%